Note 3 - Transactions With Related Parties (Details Textual)		6 Months Ended
	Jan. 01, 2018 EUR (€)	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Management Fees Related Parties		$ 9,551,000	$ 9,387,000
Voyage Expenses Related Parties		1,588,000	1,579,000
Due from Related Parties, Current, Total		2,506,000		$ 5,273,000
Due to Related Parties, Current, Total		155,000		203,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member]
Management Fee Per Day, Per Vessel		956
Management Fee Per Day, Per Vessel Under Bareboat Charter		478
Construction Supervisory Fee		$ 787,400
Commission Charged on Charter Hire Agreements		0.75%
Annual Fee to Related Parties		$ 2,500,000
Annual Fee to Related Parties, Shares | shares		598,400
Number of Vessels Under Ship Management Cell		22
Management Fees Related Parties		$ 9,551,000	9,387,000
Voyage Expenses Related Parties		$ 1,367,000	1,579,000
Management Fees Expressed as Gross Revenue		0.75%
Fair Value of Shares Issued to Manager		$ 2,127,000	2,078,000
Stock Issued During Period, Shares, New Issues | shares		299,200
Working Capital Security		$ 1,575,000		1,725,000
Working Capital Security Per Vessel		75,000
Total Charges by Manager to Companys Affiliates		3,592,000	2,176,000
Due from Related Parties, Current, Total		2,506,000		5,273,000
Due to Related Parties, Current, Total		155,000		203,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | General and Administrative Expense [Member]
Officers Compensation Charged, Period End		$ 1,250,000	$ 1,250,000
SCSC Chairman and CEO [Member]
Percentage Ownership		70.00%
SCSC GM [Member]
Percentage Ownership		30.00%
Shanghai Costamare Ship Management Co Ltd [Member]
Due to Related Parties, Current, Total		$ 0		$ 0
Number Vessels Managed		14		14
Blue Net Chartering GmbH & Co. KG [Member]
Annual Fee to Related Parties | €	€ 13,074
Voyage Expenses Related Parties		$ 221,000
Percentage Ownership	50.00%
Fees To Related Parties for the Duration of their Charter | €	€ 1,644